Sterling Capital Funds

3605 Glenwood Avenue, Suite 100

Raleigh, North Carolina 27612

May 3, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Sterling Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to
Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 119 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 28, 2016 and effective May 1, 2016:

(i) Prospectus, dated May 1, 2016, relating to Class A and Class C Shares of Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, each a series of the Trust (the “Funds”);

(ii) Prospectus, dated May 1, 2016, relating to Institutional Shares of the Funds; and

(iii) Statement of Additional Information, dated May 1, 2016, relating to the Class A, Class C and Institutional Shares of the Funds.

STERLING CAPITAL FUNDS
Registrant

/s/ James T. Gillespie
*James T. Gillespie
President

*By:	/s/ Thomas R. Hiller
Thomas R. Hiller, solely in his capacity as Attorney-in-fact, pursuant to power of attorney filed previously